Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2012		60,287,498
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Comprehensive Income:
Net income	102,812					102,812
Currency translation adjustment	10,725				10,725
Currency impact of long-term funding	(1,046)				(1,046)
Tax on currency impact of long- term funding	(87)				(87)
Unrealized capital gain (loss) - investments	(239)				(239)
Actuarial gain on defined benefit pension plan	1,383				1,383
Total comprehensive income	113,548
Exercise of share options (in shares)		1,249,759
Exercise of share options	26,989	$ 101	26,888
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share based compensation expense	13,882		13,882
Share issue costs	(70)		(70)
Excess tax benefit on exercise of equity compensation	1,651		1,651
Balance (in shares) at Dec. 31, 2013		61,587,257
Balance at Dec. 31, 2013	910,579	$ 5,168	279,572	100	1,960	623,779
Comprehensive Income:
Net income	172,468					172,468
Currency translation adjustment	(45,038)				(45,038)
Currency impact of long-term funding	9,806				9,806
Tax on currency impact of long- term funding	(178)				(178)
Unrealized capital gain (loss) - investments	20				20
Actuarial gain on defined benefit pension plan	(4,125)				(4,125)
Total comprehensive income	132,953
Exercise of share options (in shares)		926,407
Exercise of share options	22,256	$ 74	22,182
Issue of restricted share units (in shares)		233,726
Issue of restricted share units	18		18
Share based compensation expense	23,078		23,078
Share issue costs	(20)		(20)
Repurchase of ordinary shares (in shares)		(2,640,610)
Repurchase of ordinary shares	(140,030)	$ (205)		205		(140,030)
Share repurchase costs	(1,032)					(1,032)
Excess tax benefit on exercise of equity compensation	$ 2,404		2,404
Balance (in shares) at Dec. 31, 2014	60,106,780	60,106,780
Balance at Dec. 31, 2014	$ 950,206	$ 5,037	327,234	305	(37,555)	655,185
Comprehensive Income:
Net income	239,539					239,539
Currency translation adjustment	(35,105)				(35,105)
Currency impact of long-term funding	7,342				7,342
Tax on currency impact of long- term funding	(3,574)				(3,574)
Unrealized capital gain (loss) - investments	(54)				(54)
Actuarial gain on defined benefit pension plan	2,693				2,693
Gain on interest rate hedge	4,617				4,617
Total comprehensive income	215,458
Exercise of share options (in shares)		773,753
Exercise of share options	20,981	$ 52	20,929
Issue of restricted/performance share units (in shares)		276,860
Issue of restricted/performance share units	18		18
Share based compensation expense	33,317		33,317
Share issue costs	(8)		(8)
Repurchase of ordinary shares (in shares)		(6,198,481)
Repurchase of ordinary shares	(457,892)	$ (410)		410		(457,892)
Share repurchase costs	(889)					(889)
Excess tax benefit on exercise of equity compensation	$ 1,905		1,905
Balance (in shares) at Dec. 31, 2015	54,958,912	54,958,912
Balance at Dec. 31, 2015	$ 763,096	$ 4,679	$ 383,395	$ 715	$ (61,636)	$ 435,943